Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 Means to Go, LLC	Feb. 28, 2013 Means to Go, LLC Aircraft	May 31, 2013 RSIC	Feb. 28, 2013 RSIC	Feb. 29, 2012 RSIC
Commitments and Contingencies
Minimum initial or remaining terms of noncancelable operating leases	1 year
Future minimum payments under operating leases
2014	$ 2,062,000
2015	1,437,000
2016	1,098,000
2017	582,000
2018	271,000
Thereafter	2,486,000
Total	7,936,000
Total operating lease expenses	3,800,000	8,700,000	9,300,000
Commitments and Contingencies
Ownership interest (as a percent)				16.20%
Lease payments obligation					200,000
Amount of letter of credit provided				1,100,000
Self-insurance retention per occurrence	1,000,000
Amount of surety bond to be maintained with the Commonwealth of Pennsylvania	7,200,000
Number of self-insurance programs maintained for health coverage	3
Maximum losses per employee under self-insurance health coverage programs	300,000
Letter of credit provided to guarantee payment of deductible portion of liability coverage which existed prior to January 1, 2008	700,000
Amount of collateral recorded as a part of restricted cash						13,600,000	8,800,000	8,800,000
Reserves for retained losses						12,500,000	10,800,000	9,700,000
Exposures for periods prior to captive insurance policy							$ 8,900,000	$ 8,700,000